Loss Per Common Share (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 0	$ 2,386,745	$ 0	$ 5,748,464	$ 8,959,421	[1]	$ 4,584,271
Retained Earnings [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 4,927,423

[1]	The fair value of the beneficial conversion adjustment to net income for purposes of calculating EPS is $8,959,421. However retained earnings was reduced by $4,927,423, with the remaining amount recorded as a reduction in APIC.